PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, equipment and software, net
Less: accumulated depreciation and amortization	$ (3,160,283)	¥ (20,620,844)	¥ (89,974,366)
Property, equipment and software, net, held for sale	0	0	(14,051,044)
Property plant and equipment, net	149,747	977,102	1,218,521
Office buildings
Property, equipment and software, net
Property plant and equipment, gross			69,341,652
Computer and equipment
Property, equipment and software, net
Property plant and equipment, gross	764,616	4,989,121	5,181,577
Leasehold improvements
Property, equipment and software, net
Property plant and equipment, gross			9,359,857
Office furniture and fixtures
Property, equipment and software, net
Property plant and equipment, gross	263,623	1,720,139	1,787,549
Motor vehicles
Property, equipment and software, net
Property plant and equipment, gross	670,777	4,376,821	5,031,201
Software
Property, equipment and software, net
Property plant and equipment, gross	$ 1,611,014	¥ 10,511,865	¥ 14,542,095